Note 7 - Net Loss Per Share - 10Q (Details Textual) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	8,852,138	447,672	3,920,464	278,056